Consolidated condensed cash flow statements - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidated condensed cash flow statements [Abstract]
I. Profit/(loss) for the period		$ 73,175	$ 14,177
Financial expense and non-monetary adjustments		297,862	339,761
II. Profit for the period adjusted by financial expense and non-monetary adjustments		371,037	353,938
III. Variations in working capital		(47,227)	(79,967)
Net interest and income tax paid		(160,604)	(169,691)
A. Net cash provided by operating activities		163,206	104,280
Investments in contracted concessional assets	[1]	62,690	(2,694)
Other non-current assets/liabilities		(11,362)	(2,568)
Acquisition of subsidiaries		(9,327)	0
Other investments		2,521	24,675
B. Net cash provided by/(used in) investing activities		44,522	19,413
Proceeds from Project & Corporate debt		73,767	284,675
Repayment of Project & Corporate debt		(211,441)	(366,050)
Dividends paid to Company's shareholders		(69,924)	(42,327)
C. Net cash provided by/(used in) financing activities		(207,598)	(123,702)
Net increase/(decrease) in cash and cash equivalents		130	(9)
Cash and cash equivalents at beginning of the period		669,387	594,811
Translation differences in cash or cash equivalent		(12,305)	19,510
Cash and cash equivalents at the end of the period		$ 657,212	$ 614,312

[1]	Includes proceeds for $60.8 million (see Note 6).